Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies
16. Commitments and Contingencies

Litigation

The Company is not party to any litigation or other legal proceedings that the Company believes could reasonably be expected to have a material adverse effect on the Company's business, results of operations and financial condition.

Operating Leases

The Company has several non-cancelable operating leases, primarily for facilities, that expire over the next 10 years. These leases generally contain renewal options and require the Company to pay all executory costs such as maintenance and insurance. The Company recognized $44.0 million, $49.9 million and $54.3 million in rental expense, including rates, for the years ended December 31, 2016, December 31, 2015 and December 31, 2014 respectively. Future minimum rental commitments for operating leases with non-cancelable terms in excess of one year are as follows:

Minimum rental payments
(in thousands)
2017	34,682
2018	28,219
2019	21,358
2020	15,646
2021	12,477
Thereafter	40,132

Total	$152,514